Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Risk [Abstract]
CET1 capital	£ 10,620	£ 10,201
AT1 capital	2,762	2,271
Tier 1 capital	13,382	12,472
Tier 2 capital	3,741	3,772
Total regulatory capital	£ 17,123	£ 16,244